INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
Disclosure of detailed information about effective income tax expense (recovery) [Table Text Block]
	2022	2021
Current tax expense	$5,682	$384
Deferred tax expense	382	-
Total income tax expense	$6,064	$384
	2022	2021
Income (loss) for the year before income taxes	$37,365	$(22,380)
Statutory tax rate	27%	27%

Recovery of income taxes computed at statutory rates	10,089	(6,043)
Share based payments	940	921
Mexican inflationary adjustments	(5,116)	1,642
Differing effective tax rate on loss in foreign jurisdiction	(567)	(955)
Impact of share issuance costs	-	(1,794)
Unrecognized deferred tax assets	(3,624)	1,600
Impact of foreign exchange and other	4,342	5,013
Total income tax expense	$6,064	$384

Disclosure of detailed information about recognized deferred taxes [Table Text Block]
	2022	2021
Deferred income tax assets
Exploration and evaluation assets	$46,129	$34
Non-capital losses	7,412	40
Financing fees	1,937	858
Withholding tax	2,535	-
	58,013	932
Deferred income tax liabilities
Mineral property, plant, and equipment	(54,057)	(496)
Debt	(4,217)	(436)
Other	(121)	-
	(58,395)	(932)
Net deferred income tax liability	$(382)	$-

Disclosure of detailed information about movement of net deferred tax liabilities [Table Text Block]
December 31, 2022
Deferred income tax expense and liability	(382)

Disclosure of detailed information about unrecognized deferred tax assets and liabilities [Table Text Block]
	2022	2021
Non-capital losses	$15,084	$18,786
Mineral property, plant and equipment	50	15,638
Financing fees	-	2,585
Reclamation and closure provision	1,377	-
Withholding tax	437	-
Other	1,502	1,384
Unrecognized deferred tax assets	(18,450)	(38,393)
Total	$-	$-

Disclosure of detailed information about deductible temporary differences for which no deferred tax assets have been recognized [Table Text Block]
	Expiry Dates	December 31, 2022	December 31, 2021
Non-capital losses	2027-2042	$50,280	$62,681
Mineral property, plant and equipment	No Expiry	168	52,126
Financing fees	2043-2047	-	9,574
Reclamation and closure provision	No Expiry	4,590	-
Withholding tax	No Expiry	437	-
Other	No Expiry	5,007	9,756
Total		$60,482	$134,137